Revision of Previously Issued Financial Statements - Income Statement (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for income taxes	$ 3,303	$ 3,639	$ 2,739
Net income from continuing operations	16,348	13,620	13,160
Net income	$ 16,348	$ 14,136	$ 12,733
Basic net income per share from continuing operations (in USD per share)		$ 20.15	$ 19.77
Basic net income per share (in USD per share)		20.91	19.13
Diluted net income per share from continuing operations (in USD per share)		19.82	19.42
Diluted net income per share (in USD per share)		$ 20.57	$ 18.79
As Previously Reported (1)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for income taxes		$ 3,331	$ 2,552
Net income from continuing operations		13,928	13,347
Net income		$ 14,444	$ 12,920
Basic net income per share from continuing operations (in USD per share)		$ 20.61	$ 20.05
Basic net income per share (in USD per share)		21.37	19.41
Diluted net income per share from continuing operations (in USD per share)		20.27	19.70
Diluted net income per share (in USD per share)		$ 21.02	$ 19.07
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for income taxes		$ 308	$ 187
Net income from continuing operations		(308)	(187)
Net income		$ (308)	$ (187)
Basic net income per share from continuing operations (in USD per share)		$ (0.46)	$ (0.28)
Basic net income per share (in USD per share)		(0.46)	(0.28)
Diluted net income per share from continuing operations (in USD per share)		(0.45)	(0.28)
Diluted net income per share (in USD per share)		$ (0.45)	$ (0.28)